SCHEDULE OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION REFLECTED IN THE BALANCE SHEET (Details) - USD ($)		1 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended
	Jul. 14, 2023	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Proceeds allocated to public rights					$ (3,272,724)
Allocation of offering costs related to redeemable shares					(2,925,140)
Accretion of carrying value to redemption value					6,797,864
Gross proceeds		$ 60,600,000	$ 60,600,000	$ 71,419,358	60,600,000
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account)			$ 760,871	2,818,129	1,729,358
Ordinary shares subject to possible redemption				74,237,487	71,419,358
Proceeds allocated to Public Rights		$ 1,016,000			60,000,000
Ordinary shares subject to possible redemption				74,237,487	71,419,358
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds allocated to public rights	$ 60,000,000			60,000,000
Proceeds allocated to Public Rights				(3,272,724)
Allocation of offering costs related to redeemable shares				(2,925,140)
Accretion of carrying value to redemption value				6,797,864
Gross proceeds				60,600,000
Ordinary shares subject to possible redemption					60,600,000
Ordinary shares subject to possible redemption					60,600,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds allocated to Public Rights				(490,909)
Allocation of offering costs related to redeemable shares				(212,727)	(212,727)
Accretion of carrying value to redemption value				793,636	793,636
Gross proceeds				71,419,358
Over-allotment proceeds				9,000,000
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account)				$ 1,729,358	1,729,358
Ordinary shares subject to possible redemption					71,419,358
Proceeds allocated to Public Rights					(490,909)
Over-allotment proceeds					9,000,000
Ordinary shares subject to possible redemption					$ 71,419,358